Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Boyar Value Fund Inc
Entity Central Index Key	0001041003
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000030254
Shareholder Report [Line Items]
Fund Name	Boyar Value Fund, Inc.
Class Name	Class A
Trading Symbol	BOYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Boyar Value Fund, Inc. for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.boyarassetmanagement.com/individual-investors-boyar-value-fund. You can also request this information by contacting us at 1-800-266-5566.
Additional Information Phone Number	1-800-266-5566
Additional Information Website	https://www.boyarassetmanagement.com/individual-investors-boyar-value-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$184	1.73%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.73%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Boyar Value Fund	S&P 500® Index	S&P Composite 1500 Value Index TR
Dec-2015	$9,500	$10,000	$10,000
Dec-2016	$10,168	$11,196	$11,849
Dec-2017	$11,742	$13,640	$13,626
Dec-2018	$10,907	$13,042	$12,360
Dec-2019	$12,995	$17,149	$16,230
Dec-2020	$13,545	$20,304	$16,491
Dec-2021	$16,066	$26,132	$20,678
Dec-2022	$12,830	$21,399	$19,547
Dec-2023	$14,643	$27,025	$23,778
Dec-2024	$16,315	$33,786	$26,666
Dec-2025	$18,333	$39,827	$30,058

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Boyar Value Fund
Without Load	12.37%	6.24%	6.80%
With Load	6.75%	5.16%	6.25%
S&P 500® Index	17.88%	14.42%	14.82%
S&P Composite 1500 Value Index TR	12.72%	12.76%	11.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 20,402,970
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 106,439
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$20,402,970
Number of Portfolio Holdings	32
Advisory Fee	$106,439
Portfolio Turnover	1%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.9%
Money Market Funds	1.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.1%
Consumer Staples	3.3%
Industrials	5.2%
Health Care	5.5%
Technology	14.3%
Communications	15.6%
Financials	27.0%
Consumer Discretionary	28.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	9.2%
Ameriprise Financial, Inc.	9.2%
Home Depot, Inc. (The)	7.3%
JPMorgan Chase & Company	6.8%
Uber Technologies, Inc.	6.0%
Bank of America Corporation	5.7%
Bank of New York Mellon Corporation (The)	5.3%
Madison Square Garden Sports Corporation	4.6%
Walt Disney Company (The)	3.9%
Atlanta Braves Holdings, Inc., Series C	3.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.